CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,925	$ 3,997
Restricted cash	79
Trade accounts receivable, net	2,992	7,675
Other current assets	642	1,041
Total current assets	5,638	12,713
LONG TERM ASSETS:
Restricted deposit		3,428
Property and equipment, net	648	1,021
Goodwill (Note 3)	12,501	14,238
Intangible assets and other, net (Note 4)	755	3,000
Total long term assets	13,904	21,687
Total assets	19,542	34,400
CURRENT LIABILITIES:
Short-term bank credit	275	6,983
Accounts payable and accruals:
Trade	1,418	3,403
Deferred revenue	571	739
Other	1,206	3,272
Total current liabilities	3,470	14,397
LONG-TERM LIABILITIES:
Accrued severance pay, net	425	410
Loans from banks and others	281	3,945
Derivatives liabilities - warrants	326	53
Total long-term liabilities	1,032	4,408
Total liabilities	4,502	18,805
COMMITMENTS AND CONTINGENCIES (Note 5)
Equity:
Share capital	97	56
Additional paid-in capital	135,053	126,544
Accumulated other comprehensive loss	(1,537)	(1,537)
Accumulated deficit	(111,804)	(100,764)
Treasury shares - September 30, 2012 261,250 December 31, 2011 367,810 shares	(6,716)	(9,455)
BluePhoenix Shareholders' Equity	15,093	14,844
Noncontrolling interest	(53)	751
Total equity	15,040	15,595
Total liabilities and equity	$ 19,542	$ 34,400